Long-Term Equity Investment, Net (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-Term Equity Investment, Net [Line Items]
Ownership percentage acquired	7.00%
Impairment adjustment			¥ 3,000	$ 423	¥ 8,000	¥ 26,000		¥ 16,000
Equity investments			¥ 3,000		¥ 8,000
Haofangtong [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interests		26.00%
Newly issued shares (in Shares) | shares	4,029,543	4,029,543
Ownership percentage acquired	7.00%	7.00%
Consideration for purchase of financial instruments	¥ 56,000	¥ 56,000
Shares purchase (in Shares) | shares		10,937,339
Interest percentage	19.00%	19.00%
Existing shareholders	¥ 32,000	¥ 32,000
Equity interest percentage	7.00%